Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Current Assets
Cash	$ 231,404	$ 164,014	$ 149,832
Accounts receivable	207,542	349,389	791,728
Inventory	112,506	44,599	118,558
Prepaid expenses and other current assets	7,413	35,403	4,547
Total Current Assets	558,865	593,405	1,064,665
Property and equipment, net	3,919	8,835	19,923
Right of use lease asset	112,077	138,776
Total non-current assets	115,996	147,611	19,923
Total Assets	674,861	741,016	1,084,588
Current Liabilities:
Accounts payable	2,690,652	2,832,790	3,163,443
Accrued expenses and interest	4,031,722	3,595,428	1,906,478
Convertible notes payable - net of discounts and premiums	7,573,019	8,310,950	7,827,730
Note payable - seller	891,000	900,000	900,000
Line of credit - bank	38,048	41,609	44,556
Convertible note payable - related party affiliate			34,000
Convertible note payable - related party officer			30,000
Current portion notes and loans payable - net of discounts	571,984	903,251	284,949
Notes payable related parties, including current portion of long-term notes			202,645
Note payable - related party	21,571
Settlements payable	42,850	42,850	174,574
Lease liability - current portion	52,181	52,180
Derivative Liabilities	144,937	128,628	128,628
Total Current Liabilities	16,057,964	16,807,686	14,697,003
Long-term Liabilities:
Convertible note payable, net of premiums - related party		1,791,312	855,439
Notes and loans payable - net of current portion	304,790		427,500
Lease liability, less current portion	60,882	86,991
Total Long-term Liabilities	365,672	1,878,303	1,282,939
Total Liabilities	16,423,636	18,685,989	15,979,942
Stockholders' Deficit:
Preferred stock value
Common stock value	155,388	49,104	326
Additional paid-in capital	15,360,046	13,080,692	11,850,771
Accumulated deficit	(31,264,209)	(31,074,769)	(26,746,451)
Total Stockholders' Deficit	(15,748,775)	(17,944,973)	(14,895,354)
Total Liabilities and Stockholders' Deficit	$ 674,861	$ 741,016	$ 1,084,588